PENSION COSTS	12 Months Ended
Dec. 31, 2021
PENSION COSTS
Note 9 - Pension Costs

9. PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in Hong Kong. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the years ended December 31, 2021 and 2020, $1,283 and $280 contributions were made accordingly.